Fair Value Measurements (Details) - EBP 003 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	$ 968,758	$ 871,747
Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	947,560	714,786
Mutual Fund Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	16,574	148,903
Kemper ESOP Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	4,624	8,058
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	21,198	156,961
Level 1 | Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 1 | Mutual Fund Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	16,574	148,903
Level 1 | Kemper ESOP Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	4,624	8,058
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	36,097	36,888
Level 2 | Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	36,097	36,888
Level 2 | Mutual Fund Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 2 | Kemper ESOP Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 3 | Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 3 | Mutual Fund Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Level 3 | Kemper ESOP Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	911,463	677,898
Measured at Net Asset Value | Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	911,463	677,898
Measured at Net Asset Value | Mutual Fund Shares
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	0	0
Measured at Net Asset Value | Kemper ESOP Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total Investments at Fair Value	$ 0	$ 0